Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

Other current assets totaled $1,697,407 as of September 30, 2024 and $833,472 as of December 31, 2023. As of September 30, 2024, approximately $863,900 and $158,000 of the balance was related to prepaid inventory to the Company’s suppliers and prepaid legal fees, respectively. The remainder of the balance was related to prepaid insurance and other prepaid expenses.

Note 4. Other Current Assets

Other current assets totaled $833,472 and $671,933 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, approximately $136,000 and $158,000 of the balance was related to prepaid inventory to the Company’s suppliers and prepaid legal fees, respectively. The remainder of the balance was related to prepaid insurance and other prepaid expenses.